Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 shares $ / shares
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Our equity-based incentive awards which are mainly comprised of stock options are designed to align our interests with those of our employees and consultants, including our named executive officers. Our Compensation Committee has responsibility for granting equity-based incentive awards to our named executive officers. Our Compensation Committee has not established policies and practices regarding timing of equity awards in relation to the release of material nonpublic information and does not time the public release of such information based on equity award grant dates nor for the purpose of affecting the value of executive compensation. The Compensation Committee has historically set the discussions of such consideration of grants in advance of any such determination. Our compensation committee does not consider material nonpublic information in setting terms of equity awards, such as grant size or vesting conditions. Vesting of equity awards is generally tied to continuous service with us and serves as an additional retention measure. Additional grants to our executives may occur periodically in order to specifically incentivize executives with respect to achieving certain corporate goals or to reward executives for exceptional performance. In the event we determine to grant new awards of stock options or similar equity awards in the future, the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing.

In December 2024, the Company issued stock options to purchase shares of the Company’s common stock to employees of the Company in consideration for services provided to the Company during the fiscal year ended December 31, 2024, which options were based upon each employee’s salary, the performance of each employee, and the Company’s overall performance, during such fiscal year. This type of grant is generally provided to the Company’s employees at the end of every year. The timing of this grant (and such similar yearly grants) is only tied to the end of the fiscal year and the completion of the employee’s services therein and is given to a large number of the Company’s employees and not just the executive officers of the Company. This yearly grant is reviewed and approved by the Company’s Compensation Committee, which is comprised of the independent members of the Company’s board of directors. Pursuant to this grant, the Company granted Mr. Cox 248,424 and Mr. Evers 157,335 options to purchase common stock of the Company. The options have an exercise price of $1.78 per share, which options were fully vested as of the date of grant and expire on December 31, 2031.

Award Timing Method [Text Block]	Our equity-based incentive awards which are mainly comprised of stock options are designed to align our interests with those of our employees and consultants, including our named executive officers. Our Compensation Committee has responsibility for granting equity-based incentive awards to our named executive officers. Our Compensation Committee has not established policies and practices regarding timing of equity awards in relation to the release of material nonpublic information and does not time the public release of such information based on equity award grant dates nor for the purpose of affecting the value of executive compensation. The Compensation Committee has historically set the discussions of such consideration of grants in advance of any such determination. Our compensation committee does not consider material nonpublic information in setting terms of equity awards, such as grant size or vesting conditions. Vesting of equity awards is generally tied to continuous service with us and serves as an additional retention measure. Additional grants to our executives may occur periodically in order to specifically incentivize executives with respect to achieving certain corporate goals or to reward executives for exceptional performance. In the event we determine to grant new awards of stock options or similar equity awards in the future, the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing.
Award Timing Predetermined [Flag]	true
Award Timing MNPI Considered [Flag]	true
MNPI Disclosure Timed for Compensation Value [Flag]	false
Award Exercise Price | $ / shares	$ 1.78
Mr Cox [Member]
Awards Close in Time to MNPI Disclosures [Table]
Award Underlying Securities Amount	248,424
M Evers [Member]
Awards Close in Time to MNPI Disclosures [Table]
Award Underlying Securities Amount	157,335